Financial Liabilitiy At Fair Value Through Profit Or Loss Difference between carrying amount and nominal amount at maturity of financial liabilities at fair value through profit or loss (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of difference between carrying amount and nominal amountat maturityof financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Carrying amount	₩ 251,796	₩ 766,880	₩ 854,862
Nominal amount at maturity	255,408	902,375
Difference	₩ (3,612)	₩ (135,495)